LEASES - Schedule of Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	$ 706.2	$ 198.8
Accumulated depreciation	(137.2)	(96.0)
Right-of-use asset	569.0	102.8
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning balance	102.8
Additions	506.0
Dispositions	(0.3)
Depreciation	(41.2)
Lease modification	1.7
Net carrying amount, ending balance	569.0	102.8
Income from subleasing right-of-use assets	2.6	3.7
Other Income (Loss)
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Income from subleasing right-of-use assets	2.6
Office
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	129.5	124.8
Accumulated depreciation	(75.5)	(65.1)
Right-of-use asset	54.0	59.7
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning balance	59.7
Additions	3.0
Dispositions	0.0
Depreciation	(10.4)
Lease modification	1.7
Net carrying amount, ending balance	54.0	59.7
Fleet Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	41.1	36.3
Accumulated depreciation	(28.7)	(22.1)
Right-of-use asset	12.4	14.2
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning balance	14.2
Additions	4.8
Dispositions	0.0
Depreciation	(6.6)
Lease modification	0.0
Net carrying amount, ending balance	12.4	14.2
Equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	38.6	37.7
Accumulated depreciation	(24.7)	(8.8)
Right-of-use asset	13.9	28.9
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning balance	28.9
Additions	1.2
Dispositions	(0.3)
Depreciation	(15.9)
Lease modification	0.0
Net carrying amount, ending balance	13.9	28.9
Facilities
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset at cost	497.0	0.0
Accumulated depreciation	(8.3)	0.0
Right-of-use asset	488.7	0.0
Right-Of-Use Assets, Net Carrying Amount Rollforward [Roll Forward]
Net carrying amount, beginning balance	0.0
Additions	497.0
Dispositions	0.0
Depreciation	(8.3)
Lease modification	0.0
Net carrying amount, ending balance	$ 488.7	$ 0.0